CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		87 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (2,789,976)	$ (1,804,451)	$ (15,292,937)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Loss from discontinued operations - Sports Apparel			(345,990)
Net loss attributable to noncontrolling interests in Omagine LLC	(35,997)	(20,156)	(56,153)
Depreciation and amortization	3,662	3,740	161,115
Impairment of Goodwill			5,079,919
Stock based compensation related to stock options	1,761,076	92,498	2,213,549
Issuance of Common Stock for Consulting fees	3,250	6,750	18,251
Issuance of Common Stock for 401K Plan contributions	76,250	72,500	346,250
Issuance of Common Stock for stockholder investor relations	178,077		225,577
Cancellation of Common Stock issued for consulting services			(10,951)
Issuance of Common Stock in satisfaction of SEDA commitment fees		300,000	450,000
Issuance of stock grants to foreign consultants		299,710	299,710
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	(144,313)	(18,476)	(162,541)
Accounts Receivable			86,665
Inventories			65,401
Other assets			(235)
Accrued interest on convertible notes payable	25,625	51,061	184,210
Accounts payable	(232,531)	(16,800)	173,204
Accrued officers' payroll	168,000	259,501	1,113,635
Accrued expenses and other current liabilities	20,417	36,628	57,656
Customer deposits			(43,212)
Net cash flows used by operating activities	(966,460)	(737,495)	(5,436,877)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(9,393)		(41,566)
Net cash flows used by investing activities	(9,393)		(41,566)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors	5,960	8,659	(24,923)
Repayment of convertible notes payable	(25,000)		(25,000)
Proceeds of issuance of convertible notes payable			790,000
Proceeds from sale of Common Stock	90,000	660,000	2,871,100
Proceeds from exercise of common stock options and warrants			1,039,125
Purchase of Common stock			(3)
Capital contributions from noncontrolling interests in Omagine LLC		156,000	156,000
Proceeds from Rights Offering concluded March 30, 2012	731,639		731,639
Net cash flows provided by financing activities	802,599	824,659	5,537,938
NET INCREASE (DECREASE) IN CASH	(173,254)	87,164	59,495
CASH BEGINNING OF PERIOD	235,381	148,217	2,632
CASH END OF PERIOD	62,127	235,381	62,127
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	1,289	1,289	4,320
Interest paid	8,247		25,679
Acquisition of Journey of Light , Inc. through issuance of common stock and warrants:
Fair value of assets acquired			49,146
Goodwill acquired			5,079,919
Fair value of liabilities assumed			(243,782)
Acquisition of Journey of Light, Inc. through issuance of common stock and warrants			4,885,283
Issuance of convertible notes in satisfaction of accrued officer payroll			182,015
Issuance of Common Stock on conversion of Debentures and accrued interest			126,944
Issuance of Common Stock in payment of accounts payable			342,030
Preferred stock dividend paid in Common Stock			102,399
Issuance of Common Stock to two officers, pursuant to exercise of stock options granted, satisfied by the reduction of salaries payable to them		187,500	187,500
Issuance of Common Stock in satisfaction of salaries payable			100,000
Stock subscriptions from rights offering concluded March 30, 2012	1,267,540		1,267,540
Less stock subscriptions satisfied through reduction of debt:
Convertible notes payable and accrued interest	328,139		328,139
Accounts payable	9,000		9,000
Accrued officers' payroll	175,938		175,938
Due officers and directors	22,824		22,824
Total	535,901		535,901
Stock subscriptions satisfied through payment to Stock Transfer Agent agency account (collected by the Company on April 5, 2012)	$ 731,639		$ 731,639